NET INCOME (LOSS) PER SHARE (Details) - USD ($)	3 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Redeemable Common Stock [Member]
Basic and diluted net income/(loss) per share:
Allocation of net loss	$ (394,121)	$ (572,251)	$ (144,837)
Weighted-average shares outstanding	6,500,000	6,500,000	1,001,327
Basic and diluted net loss per share	$ (0.06)	$ (0.09)	$ (0.14)
Non Redeemable Common Stock [Member]
Basic and diluted net income/(loss) per share:
Allocation of net loss	$ (98,530)	$ (143,063)	$ (144,837)
Weighted-average shares outstanding	1,625,000	1,625,000	1,560,288
Basic and diluted net loss per share	$ (0.06)	$ (0.09)	$ (0.09)